PREPAYMENTS (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepayments for inventories	€ 20,664	€ 0
Prepayments	20,664	0
Prepayments for tangibles	16,254	4,063
Prepayments for intangibles	8,171	13,099
Prepayment for inventories	13,050	0
Other prepayments	5,047	1,794
Prepayments	€ 42,522	€ 18,956